Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,772,000
Previously Paid Amount	0.00
Total Fee Amount	883.69
Total Offset Amount	0.00
Net Fee	883.69
Narrative - Max Aggregate Offering Price	$ 5,772,000
Final Prospectus	true